Shareholder Report, Line Graph (Details) - USD ($)						7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended		43 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended		55 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended		67 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	79 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	103 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
American Mutual Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class A (with sales charge)
Accumulated Value					$ 9,424						$ 10,022					$ 11,928					$ 12,657					$ 14,098					$ 13,907				$ 18,618				$ 18,108				$ 18,253				$ 23,559		$ 26,545
American Mutual Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class C (with sales charge)
Accumulated Value					10,000						10,552					12,460					13,115					14,498					14,193				18,860				18,207				18,217				23,512		26,493
American Mutual Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class T (with sales charge)
Accumulated Value		$ 9,750				$ 10,543						$ 11,212					$ 12,517					$ 12,381					$ 16,612					$ 16,202				$ 16,372				$ 21,184				$ 23,931
American Mutual Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class F-1
Accumulated Value					10,000						10,625					12,637					13,398					14,912					14,702				19,671				19,122				19,267				24,852		27,986
American Mutual Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class F-2
Accumulated Value					10,000						10,653					12,705					13,503					15,069					14,895				19,983				19,476				19,673				25,442		28,725
American Mutual Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class F-3
Accumulated Value			$ 10,000				$ 11,097						$ 11,804					$ 13,187					$ 13,050					$ 17,526					$ 17,099				$ 17,292				$ 22,386				$ 25,304
American Mutual Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-A (with sales charge)
Accumulated Value					9,650						10,252					12,195					12,929					14,391					14,190				18,988				18,465				18,607				24,008		27,041
American Mutual Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-C (with sales charge)
Accumulated Value					10,000						10,543					12,445					13,094					14,466					14,157				18,945				18,423				18,564				23,953		26,979
American Mutual Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-E
Accumulated Value					10,000						10,602					12,579					13,304					14,774					14,535				19,407				18,823				18,924				24,357		27,371
American Mutual Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-T (with sales charge)
Accumulated Value		9,750				10,541						11,200					12,500					12,357					16,573					16,154				16,314				21,099				23,821
American Mutual Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-F-1
Accumulated Value					10,000						10,648					12,692					13,489					15,047					14,874				19,938				19,421				19,606				25,339		28,591
American Mutual Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-F-2
Accumulated Value	$ 10,000									$ 13,414					$ 13,075					$ 13,210					$ 17,087					$ 19,292
American Mutual Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class 529-F-3
Accumulated Value	10,000									13,419					13,085					13,226					17,115					19,331
American Mutual Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-1
Accumulated Value					10,000						10,546					12,450					13,101					14,475					14,162				18,812				18,157				18,160				23,258		26,003
American Mutual Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-2
Accumulated Value					10,000						10,545					12,453					13,108					14,482					14,177				18,829				18,178				18,179				23,287		26,035
American Mutual Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-2E
Accumulated Value					10,000						10,586					12,536					13,230					14,662					14,393				19,177				18,562				18,619				23,913		26,815
American Mutual Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-3
Accumulated Value					10,000						10,593					12,565					13,283					14,741					14,496				19,339				18,749				18,836				24,233		27,213
American Mutual Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-4
Accumulated Value					10,000						10,625					12,642					13,404					14,924					14,717				19,693				19,148				19,296				24,896		28,038
American Mutual Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-5E
Accumulated Value				$ 10,000				$ 10,577						$ 12,602					$ 13,391					$ 14,943					$ 14,772					$ 19,809				$ 19,305				$ 19,494				$ 25,202		$ 28,443
American Mutual Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-5
Accumulated Value					10,000						10,659					12,719					13,528					15,105					14,940				20,056				19,559				19,765				25,581		28,898
American Mutual Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name									American Mutual Fund — Class R-6
Accumulated Value					10,000						10,665					12,731					13,547					15,134					14,980				20,114				19,625				19,846				25,695		29,041
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,049	$ 11,395	$ 10,381		$ 14,291	$ 10,451	$ 11,861	$ 12,232	$ 12,834	$ 12,203	$ 12,921	$ 13,560	$ 13,984	$ 13,777	$ 13,441	$ 13,870	$ 14,876	$ 15,342	$ 15,751	$ 18,551	$ 15,857	$ 21,260	$ 21,926	$ 17,280	$ 22,531	$ 17,397	$ 18,154	$ 18,722	$ 24,696	$ 24,862	$ 19,995	$ 20,621	$ 21,087	$ 21,230	$ 27,597	$ 28,460	$ 23,226	$ 23,383	$ 33,517	$ 34,566	$ 32,056	$ 32,272	$ 38,933	$ 39,196